Document And Entity Information	Nov. 05, 2019
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 05, 2019
Entity Registrant Name	COCA-COLA CONSOLIDATED, INC.
Entity Central Index Key	0000317540
Entity Emerging Growth Company	false
Entity Incorporation, State or Country Code	DE
Entity File Number	0-9286
Entity Tax Identification Number	56-0950585
Entity Address, Address Line One	4100 Coca-Cola Plaza
Entity Address, City or Town	Charlotte
Entity Address, State or Province	NC
Entity Address, Postal Zip Code	28211
City Area Code	(704)
Local Phone Number	557-4400
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of each class	Common Stock, $1.00 Par Value
Trading Symbol	COKE
Name of each exchange on which registered	NASDAQ